Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [line items]
Prepayments	$ 79	$ 120
Raw materials and consumables	2,854	3,207
Work in progress	508	588
Finished goods	1,407	1,434
Goods purchased for resale	171	234
Inventories other than work in progress
Inventories stated at net realizable value	259	323
Current Inventories [member]
Disclosure of inventories [line items]
Inventories	$ 5,019	$ 5,583